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                          Supplement dated May 3, 2002
                 supplementing the Prospectus dated May 1, 2002
                                       of

                         Hansberger Institutional Series

                           515 East Las Olas Boulevard
                                   Suite 1300
                         Fort Lauderdale, Florida 33301
                           Telephone No. 954-522-5150

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective May 1, 2002, the purchase fee for the International Value Fund and the Emerging Markets Fund has been discontinued. Consequently, the disclosure found under the heading FUND FEES AND EXPENSES related to the "Purchase Fee" should be deleted for each of these Funds. All other transaction fees, including the redemption fee for the International Value Fund and the Emerging Markets Fund remain in place.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE